Vessels, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Vessels, net

NOTE 7 – VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$1,360,231	$(316,981)	$1,043,250
Additions/ (Depreciation)	113,391	(52,088)	61,303
Disposals	(5,696)	81	(5,615)
Vessels impairment loss	(97,170)	60,490	(36,680)
Balance December 31, 2019	$1,370,756	$(308,498)	$1,062,258
Additions/ (Depreciation)	110,416	(54,884)	55,532
Disposals	(5,233)	158	(5,075)
Vessels impairment loss	(161,199)	89,622	(71,577)
Balance December 31, 2020	$1,314,740	$(273,602)	$1,041,138
Additions/ (Depreciation)	1,996,820	(98,739)	1,898,081
Disposals	(90,933)	4,284	(86,649)
Balance December 31, 2021	$3,220,627	$(368,057)	$2,852,570

During the years ended December 31, 2021 and 2020, the Company capitalized certain extraordinary fees and costs related to vessels' regulatory requirements, including ballast water treatment system installation and exhaust gas cleaning system installation, amounted to $11,408 and $3,366, respectively, and are presented under the caption “Acquisition of/ additions to vessels, net of cash acquired” in the Consolidated Statements of Cash Flows (see Note 18 — Transactions with related parties and affiliates).

Acquisition of Vessels

2021

Upon acquisition of the majority of outstanding stock of Navios Acquisition and the completion of the NMCI Merger, the fleets of Navios Acquisition and Navios Containers were included in Navios Partners’ owned fleet (see Note 3 – Acquisition of Navios Containers and Navios Acquisition).

On July 9, 2021, Navios Partners acquired the Navios Azimuth, a 2011-built Capesize vessel of 179,169 dwt, from its affiliate, Navios Holdings, for an acquisition cost of $30,003 (including $3 capitalized expenses) (see Note 18 – Transactions with related parties and affiliates).

On June 30, 2021, Navios Partners acquired the Navios Ray, a 2012-built Capesize vessel of 179,515 dwt and the Navios Bonavis, a 2009-built Capesize vessel of 180,022 dwt, from its affiliate, Navios Holdings, for an aggregate purchase price of $58,000 (see Note 18 — Transactions with related parties and affiliates).

On June 4, 2021, Navios Partners acquired the Navios Koyo, a 2011-built Capesize vessel of 181,415 dwt, from its affiliate, Navios Holdings, for an acquisition cost of $28,567 (including $67 capitalized expenses) (see Note 18 — Transactions with related parties and affiliates).

On May 10, 2021, Navios Partners acquired the Ete N, a 2012-built Containership of 2,782 TEU, the Fleur N, a 2012-built Containership of 2,782 TEU and the Spectrum N, a 2009-built Containership of 2,546 TEU from Navios Acquisition, for an aggregate purchase price of $55,500 (see Note 18 — Transactions with related parties and affiliates).

On March 30, 2021, Navios Partners acquired the Navios Avior, a 2012 built Panamax vessel of 81,355 dwt, and the Navios Centaurus, a 2012 built Panamax vessel of 81,472 dwt, from its affiliate, Navios Holdings, for an acquisition cost of $39,320 (including $70 capitalized expenses), including working capital balances of $(5,766) (see Note 18 — Transactions with related parties and affiliates).

The acquisition of the individual vessels from Navios Holdings (except for the Navios Koyo) and Navios Acquisition was effected through the acquisition of all of the capital stock of the respective vessel-owning companies, which held the ownership and other contractual rights and obligations related to each of the acquired vessels. Management accounted for each acquisition as an asset acquisition under ASC 805.

2020

On September 30, 2020, Navios Partners acquired the Navios Gem, a 2014-built Capesize vessel of 181,336 dwt and the Navios Victory, a 2014-built Panamax vessel of 77,095 dwt, from its affiliate, Navios Holdings, for a purchase price of $51,000 (see Note 18 — Transactions with related parties and affiliates).

On June 29, 2020, Navios Partners acquired five drybulk vessels, three Panamax and two Ultra-Handymax, for a fair value of $56,050 in total, following the liquidation of Navios Europe II (see Note 18 — Transactions with related parties and affiliates).

2019

On December 16, 2019, Navios Partners acquired four drybulk vessels, from an entity affiliated with the Company's Chairwoman and CEO, for a fair value of $40,379, in total, through bank financing of $37,000 (see Note 18 — Transactions with related parties and affiliates).

On December 13, 2019, Navios Partners acquired three Sub-Panamax and two Panamax Containerships for a fair value of $56,083, in total, following the liquidation of Navios Europe I (see Note 18 — Transactions with related parties and affiliates).

Sale of Vessels

2021

On October 29, 2021, Navios Partners sold the Navios Altair I, a 2006-built Panamax vessel of 74,475 dwt, to an unrelated third party for a net sales price of $13,465. The aggregate net carrying amount of the vessel, including the remaining carrying balance of dry-dock and special survey cost of $29, amounted to $10,189 as at the date of the sale.

On August 16, 2021, Navios Partners sold the Harmony N, a 2006-built Containership of 2,824 TEU, to an unrelated third party for a net sales price of $28,420.

On August 13, 2021, Navios Partners sold the Navios Azalea, a 2005-built Panamax vessel of 74,759 dwt, to an unrelated third party for a net sales price of $12,610. The aggregate net carrying amount of the vessel, including the remaining carrying balance of dry-dock and special survey cost of $777, amounted to $10,137 as at the date of the sale.

On July 31, 2021, Navios Partners sold the Navios Dedication, a 2008-built Containership of 4,250 TEU to an unrelated third party for a net sales price of $33,893.

On March 25, 2021, the Company sold the Joie N, a 2011-built Ultra-Handymax vessel of 56,557 dwt, to an unrelated third party, for a net sales price of $8,190.

On February 10, 2021, the Company sold the Castor N, a 2007-built Containership of 3,091 TEU to an unrelated third party for a net sales price of $8,869.

On January 28, 2021, the Company sold the Solar N, a 2006-built Containership of 3,398 TEU to an unrelated third party for a net sales price of $11,074.

On January 13, 2021, the Company sold the Esperanza N, a 2008-built Containership of 2,007 TEU to an unrelated third party for a net sales price of $4,559.

Following the sale of the vessels during the year ended December 31, 2021, the aggregate net amount of $33,625, was presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Operations.

2020

On December 10, 2020, Navios Partners sold the Navios Soleil to an unrelated third party for a net sales price of $8,183. The aggregate net carrying amount of the vessel, including the remaining carrying balance of dry dock and special survey cost of $3,108, amounted to $18,163 as at the date of sale. Following the impairment loss of $9,980, recognized as of December 31, 2020, no loss on sale occurred upon the sale of the vessel.

2019

On April 23, 2019, Navios Partners sold the Navios Galaxy I to an unrelated third party, for a net sales price of $5,978. Following the impairment loss of $7,345 recognized as of March 31, 2019, no loss on sale occurred upon the sale of the vessel.

Vessels impairment loss

2021

As of December 31, 2021, events and circumstances did not trigger the existence of potential impairment of the vessels, mainly due to the market improvement. As a result, there was no impairment charge for the year ended December 31, 2021.

2020

In November 2020, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the sale of the Castor N for a net sales price of $8,869. The vessel was subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore, did not qualify as an asset held for sale as of December 31, 2020. As of December 31, 2020, the Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $2,026 has been recognized under the caption “Vessels impairment loss” in the Consolidated Statements of Operations as of December 31, 2020.

In October 2020, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the sale of the Esperanza N for a net sales price of $4,559. The vessel was subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore, did not qualify as an asset held for sale as of December 31, 2020. As of September 30, 2020, the Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $1,780 has been recognized under the caption “Vessels impairment loss” in the Consolidated Statements of Operations as of December 31, 2020. The vessel was sold on January 13, 2021.

2019

On March 21, 2019, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the sale of the Navios Galaxy I for a net sales price of $5,978. The vessel was subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore, did not qualify as an asset held for sale as of March 31, 2019. As of March 31, 2019, the Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $7,345 has been recognized under the caption “Vessels impairment loss” in the Consolidated Statements of Operations as of December 31, 2019. The vessel was sold on April 23, 2019.